Statement of Financial Position of the Company (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 18, 2019 CNY (¥)
Non-current assets
Total non-current assets		¥ 12,542,406
Current assets
Amounts due from related parties		66,923
Prepayments and other current assets		38,323
Cash and cash equivalents.	$ 1,353,300		¥ 1,494,000
Total current assets		2,107,229
Total assets		14,649,635
Current liabilities
Accrued expenses and other current liabilities		882,158
Amounts due to related parties		4,045
Total current liabilities		1,761,605
NET CURRENT ASSETS/(LIABILITIES)		345,624
Total assets less current liabilities and net assets		12,888,030
Net assets		8,406,969
EQUITY
Share capital | $	$ 91
Capital surplus		8,430,405
Reserves		6,302
Accumulated deficit		(265,618)
Total equity		8,406,969	8,624,843
Parent
Non-current assets
Investments in subsidiaries		9,304,277
Total non-current assets		9,304,277
Current assets
Amounts due from related parties		7,381,011
Prepayments and other current assets		280
Cash and cash equivalents.		6,794
Total current assets		7,388,085
Total assets		16,692,362
Current liabilities
Accrued expenses and other current liabilities		4,949
Amounts due to related parties		8,219,821
Total current liabilities		8,224,770
NET CURRENT ASSETS/(LIABILITIES)		(836,685)
Total assets less current liabilities and net assets		8,467,592
Net assets		8,467,592
EQUITY
Share capital		91
Capital surplus		8,430,405
Reserves		6,174
Accumulated deficit		¥ 30,922
Total equity			¥ 8,469,234